Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) [Line Items]
Product and service revenue, description	the “proprietary software products and related services” line item in 2020 is $28,424 and $485,534, respectively. Of the $485,534 revenue from service, proprietary licenses with significant related services (treated as one performance obligation) amounts to $173,280.
Severance expenses	$ 35,897	$ 37,218	$ 30,318
Bad debt expenses	$ 3,188	$ 1,176	$ 1,723
Matrix [Member]
Significant Accounting Policies (Details) [Line Items]
Description of governing bodies	Matrix’s board of directors is composed of 5 members, 3 of whom are independent directors, and one being Formula’s chief executive officer who serves as the chairman of Matrix board of directors. For the last 5 years (i.e., 2016-2020), the Company has consistently reappointed mostly the same members of the board of directors.
Description of voting rights	the Company, as of December 31, 2020 there was just one financial institution holding more than 5% of Matrix’s voting power (9% of the votes). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years (i.e., 2016-2020), Matrix’s general meetings were attended by shareholders representing not more than between 77% and 82% of total voting rights, including the Company’s share power. Bearing in mind that the Company presently holds approximately 49.28% of total voting power, this means that the level of activity of Matrix’s other shareholders is relatively moderate or low. As of December 31, 2020, the attendance by shareholders would have to be higher than 98.6% in order to deprive the Company of an absolute majority of votes at the general meeting.
Sapiens [Member]
Significant Accounting Policies (Details) [Line Items]
Description of voting rights	the Company, only one financial institution held more than 5% of the voting rights at the general meeting (representing 5.6%). There is no evidence that any shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2016 to 2020, Sapiens’ general meetings were attended by shareholders representing in total between 70% and 80% of the total voting power, including the Company’s share power. Bearing in mind that the Company presently holds approximately 43.96% of total voting right, this means that the level of activity of Sapiens’ other shareholders is relatively moderate or low. As of December 31, 2020, the attendance from shareholders would have to be higher than 87.9% in order to deprive the Company of an absolute majority of votes at the general meeting.
Magic [Member]
Significant Accounting Policies (Details) [Line Items]
Description of governing bodies	Magic Software’s board of directors is composed of 5 members, 3 of whom are independent directors, and one being Formula chief executive officer who also serves as Magic Software chief executive officer. In recent years, the Company has consistently reappointed mostly the same members of the board of directors. The only exception was the appointment of Mr. Avi Zakay in February 2018, who has replaced Mr. Yechezkel Zeira after nine years of service.
Description of voting rights	the Company, as of December 31, 2020, there were just three financial institutions holding more than 5% of Magic Software’s voting power (representing 9.9%, 7.7% and 5.4% of the votes). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2016 to 2020, Magic Software’s general meetings were attended by shareholders representing between 65%-87% of total voting rights. Bearing in mind that the Company presently holds approximately 45.53% of total voting right, this means that the level of activity of Magic Software’s other shareholders is relatively moderate or low. As of December 31, 2020, the attendance by shareholders would have to be higher than 91.1% in order to deprive the Company of an absolute majority of votes at the general meeting.